COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - New Silicosis Claim [Member] - claims		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1		105	[1],[2]	87	[1],[2]	70
New claims		54		34		31
Settled and dismissed claims		(28)		(16)		(14)
Outstanding claims, December 31	[1],[2]	131		105		87

[1]	Not including the legal proceedings in Australia and in Spain.
[2]	Representing 99 injured persons out of which 3 claims yet to be paid.